Consolidated Balance Sheets (Parenthetical) (10-Q) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Real estate accumulated depreciation	$ 7,132	$ 0
Deferred costs accumulated amortization	$ 1	$ 0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares, issued	20,000	20,000
Common stock, shares, outstanding	20,000	20,000